Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Capital Structure	The following summarizes the Company’s capital structure:
	December 31,	December 31,
	2021	2020

Equity attributable to shareholders of the Company	$93,070	$169,674